Procure Space ETF
Schedule of Investments
July 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.5%
Australia - 0.0%
Diversified Telecommunication Services - 0.0%
SpeedCast International, Ltd. (a)(e)(f)	1,039,473	$77
Total Australia		77

Canada - 5.0%
Aerospace & Defense - 5.0% (d)
MDA Ltd. (a)	492,783	6,217,273
Total Canada		6,217,273

France - 4.4%
Aerospace & Defense - 0.2% (d)
Thales SA	1,900	199,393
Media - 4.2% (d)
Eutelsat Communications SA	483,143	5,257,047
Total France		5,456,440

Israel - 1.6%
Communications Equipment - 1.6%
Gilat Satellite Networks, Ltd. - ADR	191,572	2,007,675
Total Israel		2,007,675

Italy - 1.1%
Aerospace & Defense - 1.1% (d)
Avio SpA (b)	95,174	1,338,492
Leonardo SpA (a)	6,412	50,456
Total Aerospace & Defense		1,388,948
Total Italy		1,388,948

Japan - 4.1%
Machinery - 0.0%
IHI Corp. (a)	900	20,632
Media - 2.5% (d)
Sky Perfect JSAT Holdings, Inc. (a)	845,200	3,188,272
Professional Services - 1.6%
Weathernews, Inc. (a)	39,500	1,950,706
Total Japan		5,159,610

Luxembourg - 4.6%
Media - 4.6% (d)
SES SA	740,608	5,711,914
Total Luxembourg		5,711,914

Netherlands - 3.9%
Aerospace & Defense - 1.2% (d)
Airbus SE (a)	10,891	1,494,218
Household Durables - 2.7%
TomTom NV (a)	405,325	3,402,901
Total Netherlands		4,897,119

Switzerland - 5.4%
Household Durables - 5.4%
Garmin, Ltd. - ADR (b)	42,452	6,673,454
Total Switzerland		6,673,454

United States - 69.4%
Aerospace & Defense - 20.2% (d)
Aerojet Rocketdyne Holdings, Inc.	4,708	222,123
Boeing Co. (a)	12,189	2,760,565
L3Harris Technologies, Inc.	10,980	2,489,605
Lockheed Martin Corp.	7,806	2,901,256
Maxar Technologies, Inc. (b)	168,993	6,129,376
Northrop Grumman Corp.	7,362	2,672,553
Raytheon Technologies Corp.	34,296	2,982,037
Virgin Galactic Holdings, Inc. (a)(b)	170,949	5,126,761
Total Aerospace & Defense		25,284,276
Communications Equipment - 8.7%
EchoStar Corp. (a)(b)	223,037	4,973,725
ViaSat, Inc. (a)(b)	118,483	5,881,496
Total Communications Equipment		10,855,221
Containers & Packaging - 0.6%
Ball Corp.	9,732	787,124
Diversified Telecommunication Services - 17.2%
AST SpaceMobile, Inc. (a)(b)	214,974	2,317,420
AT&T, Inc.	103,716	2,909,234
Globalstar, Inc. (a)(b)	3,836,199	5,293,955
Iridium Communications, Inc. (a)(b)	153,872	6,498,014
ORBCOMM, Inc. (a)	402,170	4,540,499
Total Diversified Telecommunication Services		21,559,122
Electronic Equipment, Instruments & Components - 5.3%
Trimble, Inc. (a)	76,859	6,571,445
Industrial Conglomerates - 1.8%
Honeywell International, Inc.	9,631	2,251,632
Media - 15.6% (d)
Comcast Corp.	53,475	3,145,934
DISH Network Corp. (a)(b)	151,106	6,329,830
Loral Space & Communications, Inc. (b)	117,165	4,146,470
Sirius XM Holdings, Inc. (b)	904,830	5,854,250
Total Media		19,476,484
Total United States		86,785,304
TOTAL COMMON STOCKS (Cost $116,253,059)		124,297,814

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 31.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.10% (c)		39,524,645
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 39,524,645)		39,524,645

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.03% (c)	642,189	642,189
TOTAL SHORT-TERM INVESTMENTS (Cost $642,189)		642,189

Total Investments (Cost $156,419,893) - 131.6%		164,464,648
Liabilities in Excess of Other Assets - (31.6)%		(39,454,603)
TOTAL NET ASSETS - 100.0%		$125,010,045

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2021.
(c)	Rate reflects annualized seven-day yield on July 31, 2021.
(d)	As of July 31, 2021, the Fund had a significant portion of its assets invested in the Media and Aerospace & Defense industries.
(e)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $77, which represents 0.0% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

The industry classifications listed above are in accordance with Global Industry Classification
Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC ("S&P").

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
July 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by Procure Space ETF (the “Fund”) which is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”) or the board designee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2021, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liabilities and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of July 31, 2021:

Procure Space ETF
Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$124,297,737		$—	$77	[1]	$124,297,814
Investments Purchased with Proceeds from Securities Lending Collateral	—	[2]	—	—		39,524,645
Short Term Investments	642,189		—	—		642,189
Total Investments in Securities	$124,939,926		$—	$77		$164,464,648

^	See Schedule of Investments for classifications by country and industry.
[1]
During the reporting period SpeedCast International, Ltd. was held as a Level 3 security. The value of SpeedCast International, Ltd. was reduced to $0 on June 24, 2020. SpeedCast International, Ltd. is pending bankruptcy and shares have not actively traded since January 2020.

[2]
Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Description	Common Stocks
Balance as of November 1, 2020	$559,337
Purchases	-
Sales proceeds and paydowns	-
Accreted discounts, net	-
Corporate Actions	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(559,260)
Transfers into/(out of) Level 3	-
Balance as of July 31, 2021	$77
Change in unrealized appreciation (depreciation) during the
period for Level 3 investments held at July 31, 2021.	$(559,260)